Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
25.	TRADE AND OTHER PAYABLES

	As at December 31,
	2025	2024
Trade payables	4,427,737	416,987
Employee benefits payable	28,800	22,723
Accrued directors’ emoluments	840,000	-
Accrual and other payables	1,279,680	2,172,481
	6,576,217	2,612,191

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at December 31,
	2025	2024
Past due for less than 4 months	4,427,737	416,987
	4,427,737	416,987